Tata Motors Limited ("Parent Company")	12 Months Ended
Mar. 31, 2019
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Tata Motors Limited ("Parent Company")
43.

Tata Motors Limited (“Parent Company”)—condensed financial information as to financial position, cash flows and results of operations has not been provided, as per the requirements of Rule 12-04 (a) of Regulation S-X, because restricted net assets of the consolidated subsidiaries does not exceed 25% of the consolidated net assets as at March 31, 2019. As at March 31, 2019 and 2018, Rs. 127,705.6 million and Rs. 429,855.1 million, respectively, of restricted assets were not available for distribution.